Net interest income (Table)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Net interest income

	2021	2020	2019
	£m	£m	£m
Cash and balances at central banks	128	226	919
Loans and advances at amortised cost	4,265	4,510	5,514
Fair value through other comprehensive income	380	604	831
Negative interest on liabilities	248	68	13
Other	651	598	808
Interest and similar income	5,672	6,006	8,085
Deposits at amortised cost	(331)	(644)	(1,778)
Debt securities in issue[a]	(413)	(424)	(873)
Subordinated liabilities	(934)	(1,112)	(1,096)
Negative interest on assets	(374)	(325)	(250)
Other	(547)	(341)	(181)
Interest and similar expense	(2,599)	(2,846)	(4,178)
Net interest income	3,073	3,160	3,907
Notes
aBarclays Bank Group has amended the presentation of the premium paid for purchased financial guarantees which are embedded in notes it issues directly to the market. From 2020 onwards, the full note coupon is presented as interest and similar expense within net interest income. The financial guarantee element of the coupon had previously been recognised in net investment income. The comparative of £25m in 2019 has not been restated.